SCHEDULE OF TERM LOAN (Details) - CAD ($)	Jun. 30, 2023	Jun. 28, 2023	Dec. 31, 2022	Aug. 03, 2022
Term Loan
Principle amount		$ 15,000,000
Fair value of warrants	$ 1,587,232	(1,587,232)
Term Loan fair value on issuance		13,412,768
Transaction costs		(695,798)		$ 2,327,125
Accrued interest	12,329	12,329
Amortization of warrant FV and transaction costs		6,652
Term loan	$ 12,735,951	$ 12,735,951